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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 24 ("PEA No. 24") on January 28, 2000, pursuant to Rule 485(a) of the 1933 Act, which became effective January 31, 2000 pursuant to Order of the Commission, for the following funds:

          Berger Mid Cap Growth Fund
          Berger Mid Cap Value Fund
          Berger Small Company Growth Fund
          Berger New Generation Fund
          Berger Select Fund
          Berger Balanced Fund
          Berger Information Technology Fund

     3.   The text of PEA No. 24 has been filed electronically.

DATED:  February 3, 2000

                                              Berger Investment Portfolio Trust

                                              /s/  Janice M. Teague

                                              By:  Janice M. Teague
                                              Vice President